SUBSEQUENT EVENT SUBSEQUENT EVENT (Details) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Subsequent event
Subsequent Event [Line Items]
Foreign currency transaction realized gain (loss)	$ (180)